Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income Loss Per Ordinary Share (Details) - USD ($)	1 Months Ended		3 Months Ended			6 Months Ended		7 Months Ended
	Jun. 30, 2025		Jun. 30, 2026		Mar. 30, 2026	Jun. 30, 2026		Dec. 31, 2025
Class A
Numerator:
Allocation of net income, as adjusted					$ (101,312,804)	$ (98,927,157)		$ 67,397
Denominator:
Basic weighted average shares outstanding			41,900,000		41,900,000	41,900,000		2,593,810
Basic net income per Ordinary Share			$ (2.42)		$ (2.42)	$ (2.36)		$ 0.03
Allocation of net income, as adjusted					$ (101,312,804)	$ (98,927,157)		$ 64,466
Diluted weighted average shares outstanding			41,900,000		41,900,000	41,900,000		2,593,810
Diluted net income per ordinary share			$ (2.42)		$ (2.42)	$ (2.36)		$ 0.02
Class B
Numerator:
Allocation of net income, as adjusted	$ (22,045)				$ (33,367,940)	$ (32,582,214)		$ 314,701
Denominator:
Basic weighted average shares outstanding	12,000,000	[1],[2]	13,800,000	[1]	13,800,000	13,800,000	[1]	12,111,429	[3],[4]
Basic net income per Ordinary Share	$ (0)		$ (2.42)		$ (2.42)	$ (2.36)		$ 0.03
Allocation of net income, as adjusted	$ (22,045)				$ (33,367,940)	$ (32,582,214)		$ 317,632
Diluted weighted average shares outstanding	12,000,000	[1],[2]	13,800,000	[1]	13,800,000	13,800,000	[1]	12,780,000	[3],[4]
Diluted net income per ordinary share	$ (0)		$ (2.42)		$ (2.42)	$ (2.36)		$ 0.02

[1]	In November 2025 and December 2025, the Company issued an aggregate of 25,175,000 Class B Ordinary Shares to the Sponsor by way of a share capitalization, resulting in the total number of outstanding Class B Ordinary Shares increasing to 13,800,000. All share and per share data has been retrospectively presented.
[2]	The period from June 4, 2025 (Inception) to June 30, 2025 excludes up to 1,800,000 Class B Ordinary Shares subject to forfeiture if the Over-Allotment Option was not exercised in full or in part by the Underwriter (see Note 7).
[3]	Excluded an aggregate of up to 1,800,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On December 18, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering, as such, the 1,800,000 Founder Shares are no longer subject to forfeiture (see Note 5).
[4]	On June 4, 2025, the Company issued 8,625,000 Founder Shares to the Sponsor. In November 2025 and December 2025, the Company issued an additional 2,875,000 and 2,300,000 Founder Shares, respectively, to the Sponsor, resulting in a total of 13,800,000 Founder Shares (see Note 5).